December 1, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

             Post-Effective Amendment No. 175 to Registration Statement No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that, (i) for each fund listed in Exhibit A, the form of each Fund’s prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s most recent post-effective amendment (Post-Effective Amendment 175 to Registration Statement No. 333-74295/811-09253) (the “Amendment”) and (ii) for Wells Fargo Advantage Index Fund and the Wells Fargo Social Sustainability Fund, the form of each Fund’s Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Statements of Additional Information contained in the Trust’s Amendment. The text of the Amendment was filed electronically via EDGAR on November 24, 2010.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.

EXHIBIT A

Funds Trust

Wells Fargo Advantage Index Fund
Wells Fargo Advantage Social Sustainability Fund
Wells Fargo Advantage Small/Mid Cap Core Fund
Wells Fargo Advantage Special Small Cap Value Fund
Wells Fargo Advantage Growth Fund
Wells Fargo Advantage Classic Value Fund
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Core Equity Fund
Wells Fargo Advantage Disciplined US Core Fund
Wells Fargo Advantage Disciplined Value Fund
Wells Fargo Advantage Endeavor Select Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Core Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Large Company Value Fund
Wells Fargo Advantage Premier Large Company Growth Fund
Wells Fargo Advantage Omega Growth Fund
Wells Fargo Advantage Strategic Large Cap Growth Fund